Organization and Principal Activities - Schedule of Information About Company's Major Subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2025
Subsidiary | 17 Technology Limited
Organization And Principal Activities [Line Items]
Name(1)	17 Technology Limited
Later of date of establishment or acquisition	Sep. 27, 2021
Place of establishment	Cayman Islands
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | 17 Education World Limited
Organization And Principal Activities [Line Items]
Name(1)	17 Education World Limited
Later of date of establishment or acquisition	Sep. 23, 2021
Place of establishment	British Virgin Islands
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | 17 Educational Products Limited
Organization And Principal Activities [Line Items]
Name(1)	17 Educational Products Limited
Later of date of establishment or acquisition	Sep. 23, 2021
Place of establishment	British Virgin Islands
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | 17 Inspire Limited
Organization And Principal Activities [Line Items]
Name(1)	17 Inspire Limited
Later of date of establishment or acquisition	Oct. 13, 2021
Place of establishment	British Virgin Islands
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | Sunny Education (HK) Limited
Organization And Principal Activities [Line Items]
Name(1)	Sunny Education (HK) Limited
Later of date of establishment or acquisition	Dec. 03, 2012
Place of establishment	Hong Kong
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | 17 Vision Limited
Organization And Principal Activities [Line Items]
Name(1)	17 Vision Limited
Later of date of establishment or acquisition	Oct. 11, 2021
Place of establishment	Hong Kong
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | 17 Glory Limited
Organization And Principal Activities [Line Items]
Name(1)	17 Glory Limited
Later of date of establishment or acquisition	Oct. 11, 2021
Place of establishment	Hong Kong
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | 17 Legend Limited
Organization And Principal Activities [Line Items]
Name(1)	17 Legend Limited
Later of date of establishment or acquisition	Oct. 28, 2021
Place of establishment	Hong Kong
Percentage of equity interest	100.00%
Principal activities	Intermediate holding company
Subsidiary | Shanghai Yiqi Zuoye Information TechnologyCo., Ltd. ("Shanghai WFOE")
Organization And Principal Activities [Line Items]
Name(1)	Shanghai Yiqi Zuoye Information Technology Co., Ltd. ("Shanghai WFOE")
Later of date of establishment or acquisition	Apr. 23, 2013
Place of establishment	PRC
Percentage of equity interest	100.00%
Principal activities	Education technology services
Subsidiary | Beijing Yiqi Education & Technology Co., Ltd. ("Beijing Yiqi Education")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Education & Technology Co., Ltd. ("Beijing Yiqi Education")
Later of date of establishment or acquisition	Jul. 26, 2019
Place of establishment	PRC
Percentage of equity interest	100.00%
Principal activities	Education technology services
Subsidiary | Guangzhou Qixiang Technology Co., Ltd. ("Guangzhou Qixiang")
Organization And Principal Activities [Line Items]
Name(1)	Guangzhou Qixiang Technology Co., Ltd. ("Guangzhou Qixiang")
Later of date of establishment or acquisition	Dec. 21, 2021
Place of establishment	PRC
Percentage of equity interest	100.00%
Principal activities	Education technology services
Subsidiary | Guangzhou Qixuan Education & Technology Co., Ltd. ("Guangzhou Qixuan")
Organization And Principal Activities [Line Items]
Name(1)	Guangzhou Qixuan Education & Technology Co., Ltd. ("Guangzhou Qixuan")
Later of date of establishment or acquisition	Dec. 01, 2021
Place of establishment	PRC
Percentage of equity interest	100.00%
Principal activities	Education technology services
Subsidiary | Beijing Yiqi Hangfan Technology Co., Ltd. ("Beijing Yiqi Hangfan")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Hangfan Technology Co., Ltd. ("Beijing Yiqi Hangfan")
Later of date of establishment or acquisition	Dec. 29, 2021
Place of establishment	PRC
Percentage of equity interest	100.00%
Principal activities	Education technology services
Consolidated VIEs | Shanghai Hexu Information TechnologyCo., Ltd ("Shanghai Hexu")
Organization And Principal Activities [Line Items]
Name(1)	Shanghai Hexu Information Technology Co., Ltd. ("Shanghai Hexu")
Later of date of establishment or acquisition	Dec. 03, 2012
Place of establishment	PRC
Principal activities	Education technology services
Consolidated VIEs | Beijing Yiqi Education Information Consultation Co., Ltd. ("Beijing Yiqi Information ")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Education Information Consultation Co., Ltd. ("Beijing Yiqi Information ")
Later of date of establishment or acquisition	Feb. 15, 2019
Place of establishment	PRC
Principal activities	Education technology services
Consolidated VIEs | Beijing Qili Technology Co., Ltd. ("Beijing Qili")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Qili Technology Co., Ltd. ("Beijing Qili")
Later of date of establishment or acquisition	Oct. 19, 2021
Place of establishment	PRC
Principal activities	Education technology services
Consolidated VIEs | Guangzhou Qili Technology Co., Ltd. ("Guangzhou Qili")
Organization And Principal Activities [Line Items]
Name(1)	Guangzhou Qili Technology Co., Ltd. ("Guangzhou Qili ")
Later of date of establishment or acquisition	Mar. 25, 2022
Place of establishment	PRC
Principal activities	Education technology services
Consolidated VIEs | Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development")
Organization And Principal Activities [Line Items]
Name(1)	Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development")
Later of date of establishment or acquisition	Apr. 19, 2021
Place of establishment	PRC
Principal activities	Education technology services
Consolidated VIEs' subsidiary | Zhiyouban (Shanghai) Technology Co., Ltd. ("Zhiyouban")
Organization And Principal Activities [Line Items]
Name(1)	Zhiyouban (Shanghai) Technology Co., Ltd. ("Zhiyouban")
Later of date of establishment or acquisition	Mar. 25, 2025
Place of establishment	PRC
Principal activities	Education technology services